Accounts Receivable (Movement of Allowance for Doubtful Accounts, Net) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE [Abstract]
Balance at beginning of year	3,109	3,919	2,041
Add: Current year additions	3,696	1,752	3,420
Less: Current year reversal	0	0	(30)
Current year write-offs	(204)	(2,137)	(1,512)
Foreign currency translation	35	(425)	0
Balance at end of year	6,636	3,109	3,919